Other Receivables and Prepayments, Net (Tables)	6 Months Ended
Jun. 30, 2020
Other Receivables and Prepayments, Net [Abstract]
Schedule of other receivables and prepayments
	June 30, 2020	December 31, 2019
Rental deposits	$12,499	$36,846
Prepaid expenses	58,714	29,939
Advances to employees	77	78
	71,290	66,863
Less: reserve for doubtful accounts	(47,367)	(47,996)
Other receivables and prepayments, net	$23,923	$18,867